Gain (Loss) on Deconsolidation (Tables)	12 Months Ended
Jun. 30, 2025
Gain (Loss) on Deconsolidation [Abstract]
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company

The following table summarizes the gain (loss) on deconsolidation recognized by the Company:

	For the years ended June 30,
	2025	2024	2023
Gain on deconsolidation of RDYJ	$5,604	$-	$-
(Loss) on deconsolidation of Jiangsu YJYC	(50,764)	-	-
Total Gain (loss) on deconsolidation	$(45,160)	$-	$-